Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Operating activities
Net loss for the year	$ (15,948,389)	$ (13,591,728)
Items not affecting cash:
Amortization	328,976	269,186
Share-based compensation	5,836,747	4,086,178
Revaluation loss on investment in equity instruments	691,704	116,127
Impairment loss	0	443,930
Changes in non-cash working capital items:
Accounts payable and accrued liabilities	(3,647,973)	1,217,407
Due to related parties	868,095	308,630
Taxes receivable	(3,811,486)	(4,387,748)
Other receivable	256,058	(442,573)
Prepaid expenses	942,569	(328,230)
Net cash flows used in operating activities	(14,483,699)	(12,308,821)
Investing activities
Purchase of exploration and evaluation assets	0	(6,396,000)
Deferred payment of exploration and evaluation assets	(1,255,515)	0
Exploration and evaluation expenditures	(33,163,029)	(30,748,538)
Accounts payable related to exploration and evaluation assets	(272,492)	(5,169,327)
Purchase of equipment	(503,177)	(285,852)
Strategic investment expenditures	0	(500,000)
Redemption (Investment) of term deposits	40,115,000	(40,115,000)
Net cash flows provided by/(used) in investing activities	4,920,787	(83,214,717)
Financing activities
Cash proceeds of common shares issued net of issuance costs	31,600,558	73,972,689
Issuance of common shares - warrants exercise	1,042,597	386,221
Issuance of common shares - option exercise	1,083,250	318,000
Net cash flows provided by financing activities	33,726,405	74,676,910
Effects of foreign exchange	776,107	2,973,063
Increase (Decrease) in cash and cash equivalents	24,939,600	(17,873,565)
Cash and cash equivalents, beginning of year	12,608,704	30,482,269
Cash and cash equivalents, end of year	37,548,304	12,608,704
Supplemental cash flow
Issuance of common shares for strategic investment	0	1,357,155
Share issuance costs - finders warrants	742,418	2,546,766
Shares issued for RSUs	330,858	0
Shares to be issued for E&E acquisition	$ 882,830	$ 0